Risk Management Section - NPV-at-Risk banking books per business (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unfloored Parallel Downward [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	€ 926
Unfloored Parallel Downward [Member] | Wholesale Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	309
Unfloored Parallel Downward [Member] | Retail Banking [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(492)
Unfloored Parallel Downward [Member] | Retail Challengers & Growth Markets [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(368)
Unfloored Parallel Downward [Member] | Corporate Line Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	1,476
Unfloored Parallel Upward [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(2,073)
Unfloored Parallel Upward [Member] | Wholesale Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(184)
Unfloored Parallel Upward [Member] | Retail Banking [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(468)
Unfloored Parallel Upward [Member] | Retail Challengers & Growth Markets [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(17)
Unfloored Parallel Upward [Member] | Corporate Line Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	€ (1,404)
Floored Parallel Downward [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		€ 61
Floored Parallel Downward [member] | Wholesale Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(157)
Floored Parallel Downward [member] | Retail Banking [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(224)
Floored Parallel Downward [member] | Retail Challengers & Growth Markets [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		328
Floored Parallel Downward [member] | Corporate Line Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		115
Floored Plus Hundred Bps [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(1,926)
Floored Plus Hundred Bps [Member] | Wholesale Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(19)
Floored Plus Hundred Bps [Member] | Retail Banking [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(287)
Floored Plus Hundred Bps [Member] | Retail Challengers & Growth Markets [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(435)
Floored Plus Hundred Bps [Member] | Corporate Line Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		€ (1,186)